Annual Fund Operating Expenses - Astoria Real Assets ETF - Astoria Real Assets ETF	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	0.58%	[3]

[1]	“Management fees” have been restated to reflect current management fees, effective July 1, 2025.
[2]	“Other expenses” have been restated to reflect estimated amounts for the current fiscal year of the Fund.
[3]	The “Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.